Share-Based Compensation (Weighted Average Assumptions) (Details)	3 Months Ended
Mar. 31, 2011
Share-Based Compensation [Abstract]
Risk-free interest rate	1.70%
Expected life (in years)	3.93
Expected volatility	52.20%
Dividend yield	2.50%